Revenue - Narrative (Details)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Concentration Risk [Line Items]
Payment terms	Payment terms differ by jurisdiction and customer, but payment terms in most of our major jurisdictions typically range from 30 to 100 days from date of shipment.
Rebate period	6 months
Geographic Concentration Risk | Contract With Customer Liability | United States
Concentration Risk [Line Items]
Concentration risk	70.00%	71.00%
Geographic Concentration Risk | Contract With Customer Liability | Next Largest Country
Concentration Risk [Line Items]
Concentration risk	8.00%	6.00%
Product Return Concentration Risk | Net Revenue
Concentration Risk [Line Items]
Concentration risk	1.00%	1.00%